Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The following information is provided as required by Item 402(x) of Regulation S-K. The Committee grants LTI to executive officers at or around its regularly scheduled meeting in February of each year. On the rare occasions when the Committee grants awards in connection with the hiring or change in responsibilities of an executive officer, or to encourage the executive to remain employed, it does so coincident with (or shortly after) the hiring, original vesting or payment date of awards from a prior employer that were forfeited to join MetLife, change in responsibilities, or other related changes. The Committee does not take MNPI into account when determining the timing and terms of LTI awards, and the Committee does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
No LTI awards (including for the avoidance of doubt any option or stock appreciation right), were granted to any employees, including the NEOs in 2025 during any period beginning four business days before filing a periodic report or current report disclosing MNPI and ending one business day after such filing with the SEC.
Award Timing Method	The Committee grants LTI to executive
officers at or around its regularly scheduled meeting in February of each year. On the rare occasions when the Committee grants awards in connection with the hiring or change in responsibilities of an executive officer, or to encourage the executive to remain employed, it does so coincident with (or shortly after) the hiring, original vesting or payment date of awards from a prior employer that were forfeited to join MetLife, change in responsibilities, or other related changes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false